INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2022	Jun. 30, 2021
Less : accumulated Impairment expense	$ (1,867,000)
Intangible assets, net	4,191,000	$ 72,864,000	$ 2,603,000
Intangible assets, Gross	14,670,000		10,265,000
Accumulated amortization	(8,612,000)	(8,401,000)	(7,662,000)
Intangible assets, net	4,191,000	72,864,000	2,603,000
United States [Member]
Intangible assets, Gross	9,685,000	81,265,000	10,265,000
Accumulated amortization	(5,494,000)	(8,401,000)	(7,662,000)
Technology [Member]
Intangible assets, Gross	0	11,020,000	520,000
Technology [Member] | United States [Member]
Intangible assets, Gross		11,020,000	520,000
Tradename [Member]
Intangible assets, Gross	410,000	4,070,000	470,000
Tradename [Member] | United States [Member]
Intangible assets, Gross	410,000	4,070,000	470,000
Non-Compete Agreements [Member]
Intangible assets, Gross	2,200,000	1,430,000	1,430,000
Non-Compete Agreements [Member] | United States [Member]
Intangible assets, Gross	1,430,000	1,430,000	1,430,000
Customer Relationship [Member]
Intangible assets, Gross	8,510,000	61,860,000	4,960,000
Workforce Acquired [Member]
Intangible assets, Gross	2,790,000	2,125,000	2,125,000
Non-Core Customer Relationships [Member]
Intangible assets, Gross	$ 760,000	$ 760,000	$ 760,000